Operating Lease	6 Months Ended
Mar. 31, 2021
Leases [Abstract]
Operating Lease

NOTE 13 — OPERATING LEASE

The Company entered into following lease agreements to lease factory and office space. The Company intend to continue these leases for the next three years.

On January 1, 2020, the Company entered into a five-years lease agreement with an individual to rent a factory space of 1800 square meters at Dali County, PRC. The rental payment related to the lease were $11,443 and $5,348 for six months ended March 31, 2021 and 2020, respectively.

On June 30, 2020, the Company entered into a one-year lease agreement with Pioneering Park of Xi’an High-tech Zone to rent an office space of 807 square meters at Xi’an City, PRC. On June 3, 2021, the Company renewed the lease agreement with three years term from July 1, 2021 to June 30, 2024. The rental payment related to the lease were $21,102 and nil for six months ended March 31, 2021 and 2020, respectively.

Balance sheet information related to the operating lease is as follows:

March 31, 2021
Operating lease assets:
Operating lease right of use assets	$229,532
Total operating lease assets	229,532

Operating lease obligations:
Current operating lease liabilities	57,051
Non-current operating lease liabilities	176,701
Total operating lease obligations	$233,752

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2021
Weighted-average remaining lease term	3.4 years

Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of March 31, 2021:

12 months ending March 31,
2022	$66,825
2023	73,857
2024	80,888
2025	32,980
Total lease payments	254,550
Less: imputed interest	(20,798)
Total lease liabilities	$233,752